PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Prepaid expenses	94,379	938,949	120,378
Deposits	363,940	2,306,365	295,688
Prepaid expenses and other current assets	458,319	3,245,314	416,066